Summary Prospectus and Prospectus Supplement

March 10, 2017

Morgan Stanley Institutional Fund, Inc.

Supplement dated March 10, 2017 to the Morgan Stanley Institutional Fund, Inc. Summary Prospectus and Prospectus dated April 29, 2016

Frontier Emerging Markets Portfolio (the "Portfolio")

At a meeting held on March 8-9, 2017, the Board of Directors of Morgan Stanley Institutional Fund, Inc. approved changing the Portfolio's name to "Frontier Markets Portfolio." Accordingly, effective March 31, 2017, all references to "Frontier Emerging Markets Portfolio" in the Summary Prospectus and Prospectus are hereby deleted and replaced with "Frontier Markets Portfolio."

Please retain this supplement for future reference.

  IFIFEMSUMPSPT 0317

Statement of Additional Information Supplement

March 10, 2017

Morgan Stanley Institutional Fund, Inc.

Supplement dated March 10, 2017 to the Morgan Stanley Institutional Fund, Inc. Statement of Additional Information dated April 29, 2016, as supplemented on July 15, 2016

Frontier Emerging Markets Portfolio (the "Portfolio")

At a meeting held on March 8-9, 2017, the Board of Directors of Morgan Stanley Institutional Fund, Inc. approved changing the Portfolio's name to "Frontier Markets Portfolio." Accordingly, effective March 31, 2017, all references to "Frontier Emerging Markets Portfolio" in the Statement of Additional Information are hereby deleted and replaced with "Frontier Markets Portfolio."

Please retain this supplement for future reference.